UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     November 7, 2008

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       34

Form 13F Information Table Value Total:  375,952

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ABBOTT LABORATORIES            COMMON       002824 10 0    5758     100000     SH         SOLE             100000     0         0
AGILENT TECHNOLOGIES, INC.     COMMON       00846U 10 1   27952     942400     SH         SOLE             942400     0         0
ANALOG DEVICES, INC.           COMMON       032654 10 5   10276     390000     SH         SOLE             390000     0         0
ARBINET-THEXCHANGE, INC.       COMMON       03875P 10 0    3003    1100000     SH         SOLE            1100000     0         0
BANK OF NEW YORK
  MELLON CORP.                 COMMON       064057 10 2   26894     825475     SH         SOLE             825475     0         0
BERRY PETROLEUM COMPANY        CLASS A      085789 10 5   11619     300000     SH         SOLE             300000     0         0
BRADY CORPORATION              CLASS A      104674 10 6   30694     870000     SH         SOLE             870000     0         0
CAMECO CORPORATION             COMMON       13321L 10 8     223      10000     SH         SOLE              10000     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5   12750     250000     SH         SOLE             250000     0         0
CARLISLE COMPANIES INC.        COMMON       142339 10 0    5994     200000     SH         SOLE             200000     0         0
COHERENT, INC.                 COMMON       192479 10 3   30217     850000     SH         SOLE             850000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   25581    1730800     SH         SOLE            1730800     0         0
DEVON ENERGY CORPORATION       COMMON       25179M 10 3   18240     200000     SH         SOLE             200000     0         0
DOVER CORPORATION              COMMON       260003 10 8   16220     400000     SH         SOLE             400000     0         0
ERIE INDEMNITY COMPANY         CLASS A      29530P 10 2     423      10000     SH         SOLE              10000     0         0
FLEXTRONICS INTERNATIONAL LTD  COMMON       Y2573F 10 2    4460     630000     SH         SOLE             630000     0         0
GENERAL ELECTRIC COMPANY       COMMON       369604 10 3    2550     100000     SH         SOLE             100000     0         0
GEOMET INC.                    COMMON       37250U 20 1   10336    1900000     SH         SOLE            1900000     0         0
HERITAGE-CRYSTAL CLEAN INC.    COMMON       42726M 10 6    1024      75000     SH         SOLE              75000     0         0
INTEL CORPORATION              COMMON       458140 10 0   15164     809600     SH         SOLE             809600     0         0
MAXIM INTEGRATED PRODUCTS      COMMON       57772K 10 1    5611     310000     SH         SOLE             310000     0         0
MCMORAN EXPLORATION
  CORPORATION                  COMMON       582411 10 4   15839     670000     SH         SOLE             670000     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    2499     350000     SH         SOLE             350000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   23302     363300     SH         SOLE             363300     0         0
NEWSTAR FINANCIAL INC.         COMMON       65261F 10 5    1213     150000     SH         SOLE             150000     0         0
NEXEN INC.                     COMMON       65334H 10 2    6969     300000     SH         SOLE             300000     0         0
PRECISION CASTPARTS
  CORPORATION                  COMMON       740189 10 5    7878     100000     SH         SOLE             100000     0         0
RADISYS CORPORATION            COMMON       750459 10 9    8600    1000000     SH         SOLE            1000000     0         0
ROPER INDUSTRIES, INC.         COMMON       776696 10 6   17088     300000     SH         SOLE             300000     0         0
RSC HOLDINGS INC.              COMMON       74972L 10 2     796      70000     SH         SOLE              70000     0         0
SONUS NETWORKS, INC.           COMMON       835916 10 7    9302    3230000     SH         SOLE            3230000     0         0
VICAL INCORPORATED             COMMON       925602 10 4     562     260000     SH         SOLE             260000     0         0
WALGREEN CO.                   COMMON       931422 10 9    6192     200000     SH         SOLE             200000     0         0
XEROX CORPORATION              COMMON       984121 10 3   10723     930000     SH         SOLE             930000     0         0